SUMMARY OF SIGNIFICANT ACCOUNTING POLICIES (Tables)	6 Months Ended
Jun. 30, 2026
Accounting Policies [Abstract]
SCHEDULE OF CURRENCY EXCHANGE RATES

The following table outlines the currency exchange rates that were used in preparing the consolidated financial statements:

	June 30, 2025		December 31, 2025		June 30, 2026
	Period-end spot rate	Average rate	Period-ended spot rate	Average rate	Period-ended spot rate	Average rate
	(Unaudited)				(Unaudited)
US$ against RMB	US$1=RMB 7.1636	US$1=RMB 7.2526	US$1=RMB 6.9931	US$1=RMB 7.1875	US$1=RMB 6.7851	US$1=RMB 6.8624
US$ against NT$	US$1=NT$ 29.1800	US$1=NT$ 31.8683	US$1=NT$ 31.3700	US$1=NT$ 31.1663	US$1=NT$ 31.8500	US$1=NT$ 31.6164

SCHEDULE OF DISAGGREGATION OF REVENUE

The following table disaggregates the Company’s revenue for the six months ended June 30, 2025 and 2026:

	For the six months ended June 30,
	2025	2026
	(Unaudited)
By revenue type
Sales of manufactured electronic products	$1,195,012	$1,182,670
Commissioned processing service	164,838	204,226
Technical service	—	115,715
Rental income	2,024	37,093
Others	3,410	2,205
Total	$1,365,284	$1,541,909